Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2016 Scenario, Forecast	Mar. 31, 2015 Scenario, Forecast	Mar. 31, 2014 Scenario, Forecast	Mar. 31, 2013 Expiring within 3 years	Mar. 31, 2013 Expiring within 4 years to 9 years	Mar. 31, 2013 Expiring within 10 years to 20 years
Income Tax Disclosure [Line Items]
Statutory tax rate	38.00%	(41.00%)	41.00%	36.00%	38.00%	38.00%
Decrease in deferred tax assets resulting from change in enacted tax rate		¥ 7,484
Increase in valuation allowance	13,528	5,419	6,942
Net operating losses carried forward for income tax purposes	216,897						30,123	59,940	100,736
Undistributed earnings of foreign subsidiaries that will be permanently reinvested	349,948
Unrecognized tax benefits that would reduce the effective tax rate, if recognized	¥ 14,716	¥ 11,489